Other financial Liabilities (Details) € in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 08, 2016 EUR (€) installment agreement	Apr. 30, 2018 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Categories of financial liabilities [abstract]
Non-Current							$ 43,157		$ 32,788
Current							23,382		52,524
Total							66,539		85,312
Financial Loans With Governments Agencies [Abstract]
Repayment of debt			$ 329,501	$ 106,514	$ 453,948
Financial Loans With Governments Agencies [Member]
Categories of financial liabilities [abstract]
Non-Current							33,557		9,325
Current							23,382		52,524
Total							56,939		61,849
Financial Loans With Governments Agencies [Abstract]
Interest rate (as a percent)	2.29%
Amortized cost						€ 44,765	50,289	€ 44,706	51,189
Loan Number 1 [Member]
Financial Loans With Governments Agencies [Abstract]
Loans received | €	€ 44,999
Number of loan installments | installment	7
Borrowings Term	10 years
Grace period at start of loan	3 years
Loan Number 2 [Member]
Financial Loans With Governments Agencies [Abstract]
Loans received | €	€ 26,909
Repayment of debt | €		€ 26,909
Derivatives
Categories of financial liabilities [abstract]
Non-Current							9,600		23,463
Total							9,600		$ 23,463
Current Liabilities [Member]
Financial Loans With Governments Agencies [Abstract]
Loans received							22,961
Noncurrent Liabilities [Member]
Financial Loans With Governments Agencies [Abstract]
Loans received							$ 27,328
FerroAtlantica De Venezuela SA | Financial Loans With Governments Agencies [Member]
Financial Loans With Governments Agencies [Abstract]
Number of loan agreements | agreement	2